Reconciliation of Numerators and Denominators of Basic and Diluted Computations (Detail) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share Basic [Line Items]
Net income available to common stock holders, basic	$ 2,273,000	$ 2,141,000	$ 2,099,000	$ 1,944,000	$ 1,955,000	$ 1,448,000	$ 1,527,000	$ 1,321,000	$ 8,456,242	$ 6,250,743
Net income available to common stock holders, diluted									$ 8,456,242	$ 6,250,743
Effect of dilutive shares:
Weighted average number of shares outstanding, basic									5,371,111	5,227,768
Restricted Stock									70,939	42,901
Weighted average number of shares outstanding, diluted									5,442,050	5,270,669
Basic per share	$ 0.42	$ 0.40	$ 0.39	$ 0.36	$ 0.37	$ 0.27	$ 0.30	$ 0.26	$ 1.64	$ 1.27
Diluted per share	$ 0.42	$ 0.39	$ 0.39	$ 0.36	$ 0.36	$ 0.27	$ 0.29	$ 0.25	$ 1.62	$ 1.25